Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2022
Condensed financial information of the parent company
Condensed financial information of the parent company

18. Condensed financial information of the parent company

The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company only.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The parent company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of December 31, 2021 and 2022.

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies.

For the Parent only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and shares in the subsidiaries’ loss are presented as “Shares of loss of subsidiaries” on the Condensed Statements of Comprehensive Income/(Loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.

Condensed balance sheets

		As of December 31,
		2021	2022
		RMB	RMB
ASSETS
Current Assets:
Cash and cash equivalents		59,079	5,390
Prepayments and other current assets		987	802
Total current assets		60,066	6,192
Non-current Assets:
Investment in subsidiaries		1,919,167	1,136,046
Amounts due from related parties		1,300,477	1,545,429
Total non-current assets	.	3,219,644	2,681,475
Total assets	.	3,279,710	2,687,667
LIABILITIES, AND SHAREHOLDER’S EQUITY
Current Liabilities:
Salary and welfare payable		—	104
Accruals and other current liabilities		6,606	8,897
Amounts due to related parties		24,591	24,918
Total current liabilities		31,197	33,919
Non-current Liabilities:
Other non-current liabilities		16,489	12,443
Total Non-current liabilities		16,489	12,443
Total liabilities		47,686	46,362
Shareholder’s equity:
Ordinary shares (par value of US$0.0001, nil shares authorized, issued, and outstanding as of December 31, 2021 and 2022, respectively)		—	—
Class A ordinary shares (par value of US$0.0001, 535,052,809 and 535,052,809 shares authorized, 452,898,177 and 452,898,177 issued, and 443,533,171 and 444,390,065 outstanding as of December 31, 2021 and 2022, respectively)		296	296
Class B ordinary shares (par value of US$0.0001, 73,973,970 and 73,973,970 shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively)		51	51
Treasury shares (9,365,006 and 8,508,112 shares as of December 31, 2021 and 2022, respectively)		(27,784)	(6,816)
Additional paid-in capital		11,799,301	11,786,482
Statutory reserves		16,593	16,593
Accumulated other comprehensive income		51,556	163,928
Accumulated deficit		(8,607,989)	(9,319,229)
Total shareholders’ equity		3,232,024	2,641,305
Total liabilities, and shareholders’ equity		3,279,710	2,687,667

Condensed statements of comprehensive loss

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
General and administrative expenses	(1,702)	(6,163)	(7,859)
Other operating income	—	3,946	5,379
Loss from operations	(1,702)	(2,217)	(2,480)
Interest and investment income	—	547	104
Foreign exchange gains, net	—	25	—
Fair value changes of warrant liabilities	(7,442)	—	—
Equity in income/(loss) of subsidiaries and the VIEs	84,571	(122,970)	(708,864)
Income/(loss) before income tax expense	75,427	(124,615)	(711,240)
Net income/(loss)	75,427	(124,615)	(711,240)
Accretion of convertible redeemable preferred shares	(3,206,324)	(4,729,719)	—
Deemed dividend of preferred shareholders	—	(104,036)	—
Net loss attributable to ordinary shareholders of Smart Share Global Limited	(3,130,897)	(4,958,370)	(711,240)
Net income/(loss)	75,427	(124,615)	(711,240)
Other comprehensive income/(loss)	—	—	—
Foreign currency translation adjustments, net of nil tax	232,957	(150,267)	112,372
Total comprehensive income/(loss)	308,384	(274,882)	(598,868)
Accretion of convertible redeemable preferred shares	(3,206,324)	(4,729,719)	—
Deemed dividend of preferred shareholders	—	(104,036)	—
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	(2,897,940)	(5,108,637)	(598,868)

Condensed statements of cash flows

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating activities with external parties	—	23,705	(5,559)
Net cash generated from/(used in) operating activities	—	23,705	(5,559)

Investments in subsidiaries	(58,473)	(1,048,953)	—
Loans to subsidiaries	—	(1,300,477)	(31,394)
Investing activities with external parties	—	—	920
Net cash used in investing activities	(58,473)	(2,349,430)	(30,474)

Financing activities with external parties	733,569	1,679,515	(19,734)
Net cash generated from/(used in) financing activities	733,569	1,679,515	(19,734)

Effect of foreign exchange rate changes on cash and cash equivalents	(1,438)	(17,475)	2,078

Net increase/(decrease) in cash and cash equivalents	673,658	(663,685)	(53,689)
Cash and cash equivalents at beginning of year	49,106	722,764	59,079
Cash and cash equivalents at end of year	722,764	59,079	5,390